Share Based Compensation - Restricted Stock Units Narrative (Details) - USD ($)	1 Months Ended			12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense				$ 12,014,000	$ 9,937,000	$ 20,021,000
Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)				4 years
Award vesting percentage (in percent)				25.00%
Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)				3 years
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	15 months	11 months			3 years
Award vesting percentage (in percent)			100.00%
Unrecognized stock based compensation	$ 700,000			$ 700,000
Weighted average vesting period (in years)				1 year 6 months
Vesting of restricted stock (shares)				785,511	204,500
RSUs vested, not issued (in shares)	749,832			749,832
Restricted stock units | Vesting Group One
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	12 months	8 months	4 years	4 years	1 year 6 months
Award vesting percentage (in percent)	50.00%	50.00%	25.00%	25.00%	50.00%
Restricted stock units | Vesting Group Two
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)	15 months	11 months	3 years	3 years
Award vesting percentage (in percent)	50.00%	50.00%			50.00%
Restricted stock units | Vesting Group Three
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period (years)			2 years
Restricted stock units with performance conditions
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation	$ 0			$ 0	$ 0
RSUs awarded (in shares)					1,020,000
Compensation expense				$ 1,200,000	$ 4,400,000
Vesting of restricted stock (shares)				617,500
RSUs forfeited (in shares)				152,500	222,500
Restricted stock units with performance conditions removed
Share-based Compensation Arrangement by Share-based Payment Award
Compensation expense				$ 200,000
RSUs vested (in shares)	60,000			60,000